SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2023
Accounting Judgements And Estimates [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES	NOTE 4 - SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
In application of the Group's accounting policies, described in Note 3, the Directors have made the following judgments and estimates which may have a significant effect on the amounts recognized in the Group Financial Statements.
Significant JudgmentsBUSINESS COMBINATIONS AND ASSET ACQUISITIONS
The Group follows the guidance in IFRS 3, Business Combinations (“IFRS 3”) for determining the appropriate accounting treatment for acquisitions. IFRS 3 permits an initial fair value assessment to determine if substantially all of the fair value of the assets acquired is concentrated in a single asset or group of similar assets, the “concentration test”. If the initial screening test is not met, the asset is considered a business based on whether there are inputs and substantive processes in place. Based on the results of this analysis and conclusion on an acquisition’s classification of a business combination or an asset acquisition, the accounting treatment is derived.
If the acquisition is deemed to be a business, the acquisition method of accounting is applied. Identifiable assets acquired and liabilities assumed at the acquisition date are recorded at fair value. When the fair value exceeds the consideration transferred, a bargain purchase gain is recognized. Conversely, when the consideration transferred exceeds the fair value, goodwill is recorded. If the transaction is deemed to be an asset purchase, the cost accumulation and allocation model is used whereby the assets and liabilities are recorded based on the purchase price and allocated to the individual assets and liabilities based on relative fair values. As a result, gain on bargain purchases are not recognized on asset acquisitions.
Additionally, in instances when the acquisition of a group of assets contains contingent consideration, the Group records changes in the fair value of the contingent consideration through the basis of the asset acquired rather than through the
Consolidated Statement of Comprehensive Income. More information regarding conclusions reached with respect to this judgment is included in Note 5.
The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed are based on various market participant assumptions and valuation methodologies requiring considerable judgment by management. The most significant variables in these valuations are discount rates and other assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates based on the risk inherent in the acquired assets, specific risks, industry beta and capital structure of guideline companies. The valuation of an acquired business is based on available information at the acquisition date and assumptions that are believed to be reasonable. However, a change in facts and circumstances as of the acquisition date can result in subsequent adjustments during the measurement period, but no later than one year from the acquisition date.
Significant EstimatesESTIMATING THE FAIR VALUE OF ACQUIRED NATURAL GAS AND OIL PROPERTIES
The Group determines the fair value of its natural gas and oil properties acquired in business combinations using the income approach based on expected discounted future cash flows from estimated reserve quantities, costs to produce and develop reserves, and natural gas and oil forward prices. The future net cash flows are discounted using a weighted average cost of capital as well as any additional risk factors. Proved reserves are estimated by reference to available geological and engineering data and only include volumes for which access to market is assured with reasonable certainty. Estimates of proved reserves are inherently imprecise, require the application of judgment and are subject to regular revision, either upward or downward, based on new information such as from the drilling of additional wells, observation of long-term reservoir performance under producing conditions and changes in economic factors, including product prices, contract terms or development plans.
IMPAIRMENT OF NATURAL GAS AND OIL PROPERTIES
In preparing the Group Financial Statements the Directors consider that a key judgment is whether there is any evidence that the natural gas and oil properties are impaired. When making this assessment, producing assets are reviewed for indicators of impairment at the balance sheet date. Indicators of impairment for the Group’s producing assets can include significant or prolonged:
—Decreases in commodity pricing or other negative changes in market conditions;
—Downward revisions of reserve estimates; or
—Increases in operating costs.
The Group reviews the carrying value of its natural gas and oil properties on a field basis annually or when an indicator of impairment is identified. The impairment test compares the carrying value of natural gas and oil properties to their recoverable amount based on the present value of estimated future net cash flows from the proved natural gas and oil reserves. The future cash flows are calculated using estimated reserve quantities, costs to produce and develop reserves, and natural gas and oil forward prices. The fair value of proved reserves is estimated by reference to available geological and engineering data and only includes volumes for which access to market is assured with reasonable certainty. When the carrying value is in excess of the fair value, the Group recognizes an impairment by writing down the value of its natural gas and oil properties to their fair value. During the year ended December 31, 2023, the Group determined that the carrying amounts of certain proved properties for two fields were not recoverable from future cash flows and recognized an impairment charge of $41,616.
The Group assessed the sensitivity of the impairment analysis and noted the primary assumptions include pricing and the selected discount rate. The Group performed the sensitivity analysis below under different scenarios considering the results of the Group’s impairment assessment by field under the following scenarios: 1) a high and low pricing environment, using historically observed average annual high and low prices for natural gas and oil over the last 10 years; and 2) a high and low selected discount rate, using rates that the Group has observed in completed acquisitions over the last three years. These changes in assumptions could have the following impact on the Group’s impairment analysis as of December 31, 2023:

Impact from Pricing	Scenario 1(a)	Scenario 2(b)
Headroom/(impairment)	$(473,510)	$7,532,007
(a)Scenario 1 includes commodity base prices of $2.04 and $39.23 for natural gas and oil, respectively, representing the lowest annual average over the last 10 years. Under this scenario, 4 fields are impaired for a total impairment charge of $473,510.
(b)Scenario 2 includes commodity base prices of $6.42 and $94.79 for natural gas and oil, respectively, representing the highest annual average over the last 10 years. Under this scenario, no fields are impaired.

Impact from Discount Rate	Scenario 1(a)	Scenario 2(b)
Headroom/(impairment)	$1,253,634	$627,047
(a)Scenario 1 represents the Group’s reserves at a discount rate of 9.5%, which represents the lowest rate used by the Group in an acquisition over the past 3 years. Under this scenario, 1 field is impaired for a total impairment charge of $7,265.
(b)Scenario 2 represents the Group’s reserves at a discount rate of 13.5%, which represents the highest rate used by the Group in an acquisition over the past 3 years. Under this scenario, 2 fields are impaired for a total impairment charge of $134,459.
No such impairments were recorded during the years ended December 31, 2022 and 2021. Refer to Note 10 for additional information regarding the Group’s impairment assessment.
Where there has been a charge for impairment in an earlier period, that charge will be reversed in a later period when there has been a change in circumstances to the extent that the recoverable amount is higher than the net book value at the time.
In reversing impairment losses, the carrying amount of the asset will be increased to the lower of its original carrying value or the carrying value that would have been determined (net of depletion) had no impairment loss been recognized in prior years. No such recoveries were recorded during the years ended December 31, 2023, 2022, and 2021. Please refer to Note 10 for additional information.
When applicable, the Group recognizes impairment losses in the Consolidated Statement of Comprehensive Income in those expense categories consistent with the function of the impaired asset.
RESERVE VOLUME ESTIMATES
Proved reserves are the estimated volumes of natural gas, oil and NGLs that can be economically produced with reasonable certainty from known reservoirs under existing economic conditions and operating methods.
In estimating proved natural gas and oil reserves, we rely on interpretations and judgment of available geological, geophysical, engineering and production data as well as the use of certain economic assumptions such as commodity pricing. Additional assumptions include operating expenses, capital expenditures and taxes. Many of the factors, assumptions and variables involved in estimating proved reserves are subject to change over time and therefore affect the estimates of natural gas, oil and NGL reserve volumes.
TAXATION
The Group makes certain estimates in calculating deferred tax assets and liabilities, as well as income tax expense. These estimates often involve judgment regarding differences in the timing and recognition of revenue and expenses for tax and financial reporting purposes as well as the tax basis of our assets and liabilities at the balance sheet date before tax returns are completed. Additionally, the Group must assess the likelihood that it will be able to recover or utilize its deferred tax assets and record a valuation allowance against deferred tax assets when all or a portion of that asset is not expected to be realized.
In evaluating whether a valuation allowance should be applied, the Group considers evidence such as future taxable income, among other factors. This determination involves numerous judgments and assumptions and includes estimating factors such as commodity prices, production and other operating conditions. If any of those factors, assumptions or judgments change, the deferred tax asset could change and, in particular, decrease in a period where the Group determines it is more likely than not that the asset will not be realized. Alternatively, a valuation allowance may be reversed where it is determined it is more likely than not that the asset will be realized.
ASSET RETIREMENT OBLIGATION COSTS
The ultimate asset retirement obligation costs are uncertain and cost estimates can vary in response to many factors including changes to relevant legal requirements, the emergence of new restoration techniques or experience at other production sites.
The expected timing and amount of expenditures can also change, for example, in response to changes in reserves or changes in laws and regulations or their interpretation. As a result, significant estimates and assumptions are made in determining the provision for asset retirement. These assumptions include the cost to retire the wells, the Group’s retirement plan, an assumed inflation rate and the discount rate. Changes in assumptions related to the Group’s asset retirement obligations could result in a material change in the carrying value within the next financial year. See Note 19 for more information and sensitivity analysis.